Provisions - Schedule of Claims from Vendors (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Claims from Vendors [Abstract]
Beginning balance	$ 3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange alignment	(33)
Ending balance